Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	39 Months Ended	52 Months Ended	54 Months Ended	60 Months Ended	69 Months Ended	81 Months Ended	85 Months Ended	95 Months Ended
		Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jan. 31, 2024	Jul. 31, 2023	Jan. 31, 2023	Jul. 31, 2022	Jan. 31, 2022	Jul. 31, 2021	May 12, 2021	Jan. 31, 2021	Jul. 31, 2020	Apr. 06, 2020	Feb. 04, 2020	Jan. 31, 2020	Jul. 31, 2019	Jan. 31, 2019	Nov. 01, 2018	Jul. 31, 2018	Jan. 31, 2018	Nov. 01, 2017	Jul. 31, 2017	Jun. 20, 2017	Jan. 31, 2017	Aug. 24, 2016
C000216993 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Merger Arbitrage ETF
Account Value		$ 10,351	$ 10,351	$ 10,351	$ 10,351	$ 10,351	$ 10,351	$ 10,351	$ 10,351	$ 10,351	$ 10,173	$ 10,102	$ 10,130	$ 10,000	$ 9,875	$ 9,770		$ 9,770	$ 9,725		$ 10,000
Average Annual Return, Percent		2.26%			0.77%
C000162358 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Municipal High Income ETF
Account Value		$ 12,262	12,262	12,262	$ 12,262	$ 12,262	12,262	$ 12,262	12,262	12,262	11,801	11,377	11,312	11,426	12,430	12,802		12,135	11,372			$ 11,645	$ 11,121	$ 10,439		$ 10,360	$ 10,065	$ 10,000
Average Annual Return, Percent		7.77%				1.97%		3.07%
C000187865 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust California Municipal High Income ETF
Account Value		$ 11,915	11,915	11,915	11,915	$ 11,915	11,915	$ 11,915	$ 11,915	11,915	11,751	11,390	11,394	11,267	11,916	12,291		11,982	11,556			11,683	11,195	10,509		10,335	10,203		$ 10,050	$ 10,000
Average Annual Return, Percent		4.62%				1.26%			2.49%
C000172840 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Horizon Managed Volatility Developed International ETF
Account Value		$ 12,609	12,609	12,609	12,609	$ 12,609	12,609	12,609	$ 12,609	$ 12,609	11,905	11,859	11,522	11,271	12,060	12,317		11,406	10,437			12,382	11,909	11,511		11,884	12,338		11,268		$ 9,629	$ 10,000
Average Annual Return, Percent		6.33%				1.15%				2.97%
C000205579 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Ultra Short Duration Municipal ETF
Account Value		$ 10,910	10,910	10,910	10,910	$ 10,910	$ 10,910	10,910	10,910	$ 10,910	10,745	10,555	10,444	10,365	10,370	10,412		10,386	10,338			10,248	10,175	10,071	$ 10,000
Average Annual Return, Percent		3.37%				1.41%	1.53%
C000218390 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Horizon Managed Volatility Small/Mid ETF
Account Value		$ 17,884	17,884	$ 17,884	17,884	$ 17,884	$ 17,884	17,884	17,884	17,884	15,649	15,622	16,019	15,534	15,724	15,868		13,469	11,867	$ 10,000
Average Annual Return, Percent		14.48%		14.41%
C000172841 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Horizon Managed Volatility Domestic ETF
Account Value		$ 20,528	20,528	$ 20,528	20,528	$ 20,528	20,528	20,528	20,528	$ 20,528	19,065	18,208	18,049	18,049	18,382	17,728		14,788	14,357			14,798	13,883	12,245		12,047	11,987		11,151		10,201	10,000
Average Annual Return, Percent		12.74%				8.14%				9.49%
C000205581 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Short Duration Managed Municipal ETF
Account Value		$ 11,088	11,088	11,088	11,088	$ 11,088	$ 11,088	11,088	11,088	$ 11,088	10,944	10,717	10,710	10,669	10,831	11,021		10,905	10,708			10,576	10,398	10,144	10,000
Average Annual Return, Percent		3.46%				1.29%	1.81%
C000223991 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust New York Municipal High Income ETF
Account Value		$ 9,756	$ 9,756	9,756	9,756	$ 9,756	$ 9,756	9,756	9,756	9,756	9,636	9,303	9,326	9,205	9,800	10,190	$ 10,000
Average Annual Return, Percent		4.86%	(0.77%)
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Account Value		$ 29,205	$ 29,205	29,205	$ 29,205	$ 29,205	29,205	29,205	29,205	$ 29,205	25,448	23,907	21,060	21,153	22,945	22,182		18,611	16,258		10,000	15,874	14,522	13,045		13,448	13,355		11,570		10,565	10,000
Average Annual Return, Percent		22.15%			14.00%	15.00%				14.46%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 11,440	$ 11,440	11,440	$ 11,440	$ 11,440	$ 11,440	$ 11,440	$ 11,440	$ 11,440	11,325	11,027	11,005	10,926	11,375	11,739	10,000	11,594	11,365			11,146	10,787	10,259	10,000	10,053	9,935	10,000	10,024	10,000
Average Annual Return, Percent		3.74%	(0.38%)			1.18%	2.47%	2.01%	2.01%
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Account Value		$ 17,158	$ 17,158	17,158	17,158	$ 17,158	$ 17,158	$ 17,158	$ 17,158	$ 17,158	15,915	15,428	14,467	13,209	14,888	15,417		13,910	11,831			12,769	12,031	11,389		12,352	13,019		11,610		$ 10,203	$ 10,000
Average Annual Return, Percent		11.21%				7.36%				7.04%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 22,042	22,042	$ 22,042	22,042	$ 22,042	22,042	22,042	22,042	$ 22,042	19,267	18,205	16,171	16,161	17,624	17,443		14,835	12,574	10,000
Average Annual Return, Percent		21.07%		20.09%
S And P Merger Arbitrage Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Merger Arbitrage Total Return Index
Account Value		$ 11,405	11,405	$ 11,405	$ 11,405	11,405	11,405	11,405	11,405	11,405	11,041	10,450	10,300	10,531	10,816	10,710		10,392	9,984		$ 10,000
Average Annual Return, Percent	[1]	9.14%			2.97%
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Account Value	[2]	$ 12,224	12,224	12,224	$ 12,224	$ 12,224	12,224	$ 12,224	12,224	12,224	12,080	11,673	11,585	11,490	11,913	12,215		11,896	11,370			11,497	11,061	10,517		10,186	9,963	$ 10,000
Average Annual Return, Percent	[2]	4.72%				2.02%		3.02%
Bloomberg 10 Year California Exempt Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 10 Year California Exempt Index
Account Value		$ 11,365	11,365	11,365	11,365	$ 11,365	11,365	$ 11,365	$ 11,365	11,365	11,443	11,150	11,155	10,964	11,255	11,672		11,608	11,470			11,159	10,840	10,325		$ 10,077	$ 9,936		$ 10,028	$ 10,000
Average Annual Return, Percent		1.92%				0.95%			1.81%
Bloomberg Municipal Short Term Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Short-Term Index
Account Value		$ 10,985	10,985	10,985	10,985	$ 10,985	$ 10,985	10,985	$ 10,985	10,985	10,796	10,602	10,465	10,380	10,338	10,342		10,328	10,300			10,234	10,163	10,061	10,000
Average Annual Return, Percent		3.61%				1.57%	1.65%
S And P 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 1000® Index
Account Value		$ 22,880	22,880	$ 22,880	22,880	$ 22,880	$ 22,880	22,880	22,880	22,880	19,995	19,882	19,249	18,257	18,992	19,395		16,810	12,944	$ 10,000
Average Annual Return, Percent		15.08%		21.13%
Bloomberg Municipal Short 1 5 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Short (1-5) Year Index
Account Value		$ 10,964	10,964	$ 10,964	10,964	$ 10,964	$ 10,964	10,964	10,964	10,964	10,836	10,610	10,620	10,586	10,657	10,856		$ 10,810	$ 10,738			$ 10,559	$ 10,424	$ 10,175	$ 10,000
Average Annual Return, Percent		3.34%				1.02%	1.62%
Bloomberg Municipal New York 12 17 Years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal New York 12-17 Years Index
Account Value		$ 9,990	$ 9,990	$ 9,990	$ 9,990	$ 9,990	$ 9,990	$ 9,990	$ 9,990	$ 9,990	$ 9,868	$ 9,574	$ 9,507	$ 9,353	$ 9,805	$ 10,172	$ 10,000
Average Annual Return, Percent		4.34%	(0.03%)

[1]	Effective as of August 1, 2024, the S&P Merger Arbitrage Total Return Index replaced the Credit Suisse Merger Arbitrage Liquid Index, which is no longer available for use by the Fund.
[2]	The Blended Benchmark consists of the following two indexes: 50% of the Bloomberg High Yield 10-Year Municipal Index (8-12 years) which is comprised of bonds with a final maturity between 8 and 12 years that are part of the Bloomberg Municipal Bond High Yield Index; and 50% of the Bloomberg Revenue 10-Year Municipal Index (8-12 years), which is comprised of revenue bonds that have a final maturity between 8 and 12 years that are part of the Bloomberg Municipal Bond Index.